Accrued Liabilities and Other and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Liabilities and Other and Other Long-Term Liabilities
6. Accrued Liabilities and Other and Other Long-Term Liabilities
The following tables reflect the components of accrued liabilities and other and other long-term liabilities, excluding the Teekay Gas Business (see Note 23), as at the dates indicated:
Accrued Liabilities and Other

	December 31, 2022 $	December 31, 2021 $
Accrued liabilities	78,301	93,728
Deferred revenues - current	1,650	852
Current portion of derivative liabilities (note 15)	—	180
Office lease liability – current (note 1)	2,232	2,142
Asset retirement obligation - current	4,788	6,161
	86,971	103,063
Other Long-Term Liabilities

	December 31, 2022 $	December 31, 2021 $
Freight tax provisions (note 21)	42,477	46,956
Asset retirement obligation	2,923	8,792
Office lease liability – long-term (note 1)	10,537	8,666
Pension liabilities	6,194	7,416
Other	1,380	678
	63,511	72,508

Asset Retirement Obligations

The Company completed the recycling of the Petrojarl Banff FPSO at an EU-approved shipyard in the fourth quarter of 2022. The Company was also required to recycle the subsea equipment following removal of the FPSO unit from the Banff field (or Phase 2). In April 2021, Teekay and CNR International (U.K.) Limited (or CNRI), on behalf of the Banff joint venture, entered into a Decommissioning Services Agreement (or DSA), whereby Teekay engaged CNRI to assume full responsibility for Teekay’s remaining Phase 2 obligations. Teekay was deemed to have fulfilled its prior decommissioning obligations associated with the Banff field and the Company derecognized the ARO and its associated receivable, resulting in a $33.0 million gain being recognized as asset retirement obligation extinguishment gain in the consolidated statements of income (loss) for the year ended December 31, 2021.
In April 2021, the charterer of the Petrojarl Foinaven FPSO unit announced its decision to suspend production from the Foinaven oil fields and permanently remove the Petrojarl Foinaven FPSO unit from the site. The FPSO unit was redelivered to Teekay Parent on August 30, 2022. Upon redelivery, the Company received a lump sum payment from the charterer, which the Company expects will cover the cost of recycling the FPSO unit. On October 21, 2022, the Company delivered the FPSO unit to an EU-approved shipyard for green recycling. As of December 31, 2022, taking into account the $11.6 million lump sum payment received from BP in August 2022, the carrying value of the related lease asset was $nil. As of December 31, 2022, the Petrojarl Foinaven FPSO unit's estimated ARO relating to recycling costs was $7.7 million.